SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Denominator:
Basic weighted average shares outstanding (in shares)	72,462,512	60,800,000		64,730,224	60,800,000
Diluted weighted average shares outstanding (in shares)	72,462,512	60,800,000		64,730,224	60,800,000
Basic net loss per share (in dollars per share)	$ (0.89)	$ (0.07)		$ (1.14)	$ (0.49)
Diluted net loss per share (in dollars per share)	$ (0.89)	$ (0.07)		$ (1.14)	$ (0.49)
Common Class A [Member] | ITHAX ACQUISITION CORP.
Numerator:
Allocation of net income (loss), as adjusted						$ 2,551,089
Allocation of net income (loss), as adjusted						$ 2,545,155
Denominator:
Basic weighted average shares outstanding (in shares)						22,098,904
Diluted weighted average shares outstanding (in shares)						22,098,904
Basic net loss per share (in dollars per share)						$ 0.12
Diluted net loss per share (in dollars per share)						$ 0.12
Common Class B [Member] | ITHAX ACQUISITION CORP.
Numerator:
Allocation of net income (loss), as adjusted			$ (4,891)			$ 760,550
Allocation of net income (loss), as adjusted			$ (4,891)			$ 766,484
Denominator:
Basic weighted average shares outstanding (in shares)			5,250,000			6,588,288
Diluted weighted average shares outstanding (in shares)			5,250,000			6,655,171
Basic net loss per share (in dollars per share)			$ 0.00			$ 0.12
Diluted net loss per share (in dollars per share)			$ 0.00			$ 0.12